Columbia Integrated Small Cap Growth Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Small Cap Growth Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services 1.3%
Bandwidth, Inc., Class A(a)	16,425	345,418
Entertainment 1.2%
Eventbrite, Inc., Class A(a)	86,941	306,032
Media 0.5%
Integral Ad Science Holding Corp.(a)	11,642	130,158
Total Communication Services		781,608
Consumer Discretionary 13.7%
Automobile Components 1.3%
Dorman Products, Inc.(a)	2,312	323,634
Distributors 0.4%
GigaCloud Technology, Inc., Class A(a)	4,028	99,492
Diversified Consumer Services 2.6%
American Public Education, Inc.(a)	6,923	142,752
Coursera, Inc.(a)	19,656	156,265
Duolingo, Inc.(a)	1,044	363,594
Total		662,611
Hotels, Restaurants & Leisure 4.4%
Despegar.com Corp.(a)	22,434	401,344
Rush Street Interactive, Inc.(a)	28,779	414,993
Shake Shack, Inc., Class A(a)	2,471	330,447
Total		1,146,784
Household Durables 3.6%
Champion Homes, Inc.(a)	1,016	105,390
Lovesac Co. (The)(a)	10,759	405,829
M/I Homes, Inc.(a)	1,490	245,895
Sonos, Inc.(a)	13,422	182,673
Total		939,787
Specialty Retail 0.5%
Victoria’s Secret & Co.(a)	3,546	137,727
Textiles, Apparel & Luxury Goods 0.9%
Kontoor Brands, Inc.	2,580	236,792
Total Consumer Discretionary		3,546,827
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.2%
Beverages 0.8%
Primo Brands Corp., Class A	7,739	220,716
Food Products 1.8%
Utz Brands, Inc.	5,640	98,192
Vital Farms, Inc.(a)	10,774	357,697
Total		455,889
Personal Care Products 1.6%
Honest Co., Inc. (The)(a)	49,526	410,571
Total Consumer Staples		1,087,176
Energy 3.6%
Energy Equipment & Services 2.7%
Oceaneering International, Inc.(a)	10,039	300,969
Tetra Technologies, Inc.(a)	18,001	69,304
Tidewater, Inc.(a)	6,550	338,766
Total		709,039
Oil, Gas & Consumable Fuels 0.9%
Riley Exploration Permian, Inc.	4,256	149,386
Ring Energy, Inc.(a)	45,487	69,595
Total		218,981
Total Energy		928,020
Financials 11.6%
Banks 2.1%
Axos Financial, Inc.(a)	4,078	337,862
First Business Financial Services, Inc.	2,429	121,742
Metropolitan Bank Holding Corp.(a)	1,169	75,915
Total		535,519
Capital Markets 1.8%
Hamilton Lane, Inc., Class A	2,413	464,261
Consumer Finance 0.9%
NerdWallet, Inc., Class A(a)	15,926	222,964
Financial Services 4.7%
AvidXchange Holdings, Inc.(a)	19,100	218,504
Essent Group Ltd.	4,810	277,922
Flywire Corp.(a)	4,391	99,720

Columbia Integrated Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NMI Holdings, Inc., Class A(a)	2,246	89,817
Payoneer Global, Inc.(a)	35,520	387,523
Priority Technology Holdings, Inc.(a)	15,100	140,430
Total		1,213,916
Insurance 2.1%
Heritage Insurance Holdings, Inc.(a)	8,009	99,552
Palomar Holdings, Inc.(a)	3,105	336,271
Skyward Specialty Insurance Group, Inc.(a)	2,019	109,248
Total		545,071
Total Financials		2,981,731
Health Care 24.3%
Biotechnology 11.8%
Absci Corp.(a)	5,597	17,071
ACADIA Pharmaceuticals, Inc.(a)	4,960	80,947
Altimmune, Inc.(a)	3,950	33,852
Annexon, Inc.(a)	5,380	28,998
Apellis Pharmaceuticals, Inc.(a)	1,379	46,789
Arcus Biosciences, Inc.(a)	1,962	30,293
Arcutis Biotherapeutics, Inc.(a)	6,418	83,691
Astria Therapeutics, Inc.(a)	1,953	20,292
Aura Biosciences, Inc.(a)	3,096	28,824
Biohaven Ltd.(a)	2,440	112,264
Blueprint Medicines Corp.(a)	1,884	181,580
BridgeBio Pharma, Inc.(a)	3,769	102,102
CG Oncology, Inc.(a)	1,533	53,272
Cytokinetics, Inc.(a)	2,584	134,006
Dynavax Technologies Corp.(a)	3,783	48,649
Ideaya Biosciences, Inc.(a)	2,717	74,337
Insmed, Inc.(a)	7,079	532,058
KalVista Pharmaceuticals, Inc.(a)	1,858	18,691
Krystal Biotech, Inc.(a)	523	103,251
Legend Biotech Corp., ADR(a)	2,592	109,045
Nuvalent, Inc., Class A(a)	895	86,529
Olema Pharmaceuticals, Inc.(a)	5,339	54,031
Revolution Medicines, Inc.(a)	3,287	190,153
Sage Therapeutics, Inc.(a)	4,671	25,550
SpringWorks Therapeutics, Inc.(a)	4,167	172,847
Syndax Pharmaceuticals, Inc.(a)	4,769	79,738
Vaxcyte, Inc.(a)	3,821	360,473
Common Stocks (continued)
Issuer	Shares	Value ($)
Vera Therapeutics, Inc.(a)	892	44,377
Viking Therapeutics, Inc.(a)	3,707	196,249
Total		3,049,959
Health Care Equipment & Supplies 7.4%
Avanos Medical, Inc.(a)	5,171	99,076
AxoGen, Inc.(a)	25,112	349,057
Glaukos Corp.(a)	1,634	234,724
Inspire Medical Systems, Inc.(a)	330	63,611
Lantheus Holdings, Inc.(a)	749	66,863
LivaNova PLC(a)	2,969	155,873
Merit Medical Systems, Inc.(a)	3,288	341,623
STAAR Surgical Co.(a)	11,750	341,925
Tactile Systems Technology, Inc.(a)	13,572	265,197
Total		1,917,949
Health Care Providers & Services 2.5%
Hims & Hers Health, Inc., Class A(a)	14,979	482,623
Option Care Health, Inc.(a)	6,425	152,915
Total		635,538
Life Sciences Tools & Services 0.5%
ChromaDex Corp.(a)	17,537	135,386
Pharmaceuticals 2.1%
Arvinas, Inc.(a)	1,517	40,534
Axsome Therapeutics, Inc.(a)	1,083	106,372
Intra-Cellular Therapies, Inc.(a)	3,824	327,526
Structure Therapeutics, Inc., ADR(a)	1,831	60,698
Total		535,130
Total Health Care		6,273,962
Industrials 19.6%
Aerospace & Defense 1.8%
Astronics Corp.(a)	8,619	139,197
Kratos Defense & Security Solutions, Inc.(a)	11,744	318,145
Total		457,342
Building Products 1.0%
Gibraltar Industries, Inc.(a)	3,437	248,976
Commercial Services & Supplies 0.4%
HNI Corp.	1,763	99,874
Columbia Integrated Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 3.1%
Dycom Industries, Inc.(a)	2,112	382,610
Primoris Services Corp.	5,058	423,405
Total		806,015
Electrical Equipment 0.9%
Thermon(a)	5,840	184,310
Ultralife Corp.(a)	7,295	55,953
Total		240,263
Machinery 3.4%
Albany International Corp., Class A	1,780	147,562
Hyster-Yale Materials Handling, Inc.	3,576	201,114
Mueller Water Products, Inc., Class A	13,789	345,277
Tennant Co.	2,250	198,832
Total		892,785
Professional Services 4.5%
ExlService Holdings, Inc.(a)	6,037	279,875
ICF International, Inc.	1,772	245,546
Legalzoom.com, Inc.(a)	40,351	319,983
NV5 Global, Inc.(a)	5,359	116,612
Upwork, Inc.(a)	11,313	191,982
Total		1,153,998
Trading Companies & Distributors 4.5%
Applied Industrial Technologies, Inc.	1,067	293,126
DNOW, Inc.(a)	18,205	273,985
FTAI Aviation Ltd.	2,285	385,754
MRC Global, Inc.(a)	15,519	216,801
Total		1,169,666
Total Industrials		5,068,919
Information Technology 16.8%
Electronic Equipment, Instruments & Components 1.3%
Daktronics, Inc.(a)	2,714	41,795
ePlus, Inc.(a)	3,767	304,600
Total		346,395
IT Services 1.6%
Grid Dynamics Holdings, Inc.(a)	11,603	212,335
Unisys Corp.(a)	23,401	186,740
Total		399,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Credo Technology Group Holding Ltd.(a)	8,509	416,601
Impinj, Inc.(a)	372	71,502
Onto Innovation, Inc.(a)	911	149,568
Rambus, Inc.(a)	2,848	164,643
Total		802,314
Software 10.8%
Alkami Technology, Inc.(a)	9,501	375,004
AvePoint, Inc.(a)	23,081	407,380
CommVault Systems, Inc.(a)	2,581	442,874
LiveRamp Holdings, Inc.(a)	12,652	384,115
N-Able, Inc.(a)	11,014	114,986
Olo, Inc., Class A(a)	50,580	368,728
Ooma, Inc.(a)	8,841	130,847
SPS Commerce, Inc.(a)	891	172,025
Tenable Holdings, Inc.(a)	3,958	166,157
Workiva, Inc., Class A(a)	2,176	211,616
Total		2,773,732
Total Information Technology		4,321,516
Materials 2.0%
Chemicals 0.1%
Northern Technologies International Corp.	2,912	40,535
Metals & Mining 1.9%
Carpenter Technology Corp.	2,472	479,667
Total Materials		520,202
Real Estate 0.7%
Retail REITs 0.2%
Tanger, Inc.	1,689	62,442
Specialized REITs 0.5%
Outfront Media, Inc.	6,218	119,448
Total Real Estate		181,890
Total Common Stocks (Cost $17,947,047)		25,691,851

Columbia Integrated Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2024 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	133,888	133,862
Total Money Market Funds (Cost $133,846)		133,862
Total Investments in Securities (Cost: $18,080,893)		25,825,713
Other Assets & Liabilities, Net		(5,855)
Net Assets		25,819,858
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	407,115	677,119	(950,339)	(33)	133,862	(6)	2,959	133,888
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Integrated Small Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT318_08_R01_(01/25)